SHARE CAPITAL (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Share Capital Details Abstract
Beginning balance, shares	559,183,209	540,722,365
Share issue proceeds, shares	4,950,495	18,337,000
Share option exercises, shares		128,873
Share cancellations, shares		(5,029)
Acquisition-Wheeler River additional interest (note 13)	24,615,000
Acquisition-Wheeler River additional interest-transaction costs (note 13)	426,382
Ending balance, shares	589,175,086	559,183,209
Beginning balance	$ 1,310,473	$ 1,295,235
Share issue proceeds	5,000	20,000
Share issue costs	(451)	(1,129)
Share option exercises	0	90
Acquisition-Wheeler River additional interest (note 13)	17,231
Acquisition-Wheeler River additional interest-transaction costs (note 13)	298
Share option exercises-fair value adjustment		112
Flow-through share premium liability	(1,337)	(3,835)
Ending balance	$ 1,331,214	$ 1,310,473